Trade and other receivables (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Current assets
Trade debtors	$ 1,273	$ 5,924	$ 57
Other debtors	164	892	856
Prepayments and accrued income	1,780	861	2,379
Total	3,217	7,677	3,292
Non-current Assets
Prepayments		15,873	5,000
Trade debtors		975
Other debtors	1,888	1,717
Total non-current Assets	$ 1,888	$ 18,565	$ 5,000